CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss) for the period	$ (18,965)	$ 4,652	$ 6,514
Adjustments for:
Amortization and depreciation	35,611	14,613	11,657
Income taxes expenses	1,546	325	1,443
Income taxes received (paid), net	6,419	(2,230)	(606)
Interest expenses with respect to funding including from related parties	11,170	4,811	4,343
Other finance expenses, net	3,935	1,501	726
Payments with respect to IP Option	373	613	478
Share based compensation	2,994	3,448	969
The Company’s share in profit of Joint Venture and associated companies, net	(22,110)	(12,446)	(1,393)
Proceeds from the Joint Venture and associated companies	21,141	12,251	3,021
Initial public offering expenses	0	0	2,430
Decrease (increase) in trade receivables	(2,093)	487	(1,286)
Business acquisition related expenses	17,984	3,667	0
Business acquisition related expenses paid	(21,234)	0	0
Decrease (increase) in prepaid expenses and other receivables	1,344	(1,048)	(541)
Increase in gaming tax payable	1,617	0	0
Increase in royalties payable	189	0	0
Decrease (increase) in Aspire Group	1,948	(1,427)	240
Increase in amounts due from the Michigan Joint Operation and NPI	(208)	(368)	(2,942)
Increase (decrease) in trade and other payables	(3,385)	(1,394)	2,083
Increase (decrease) in employees' related payables and accruals	(845)	640	979
Increase in client liabilities	666	0	0
Capital loss on disposal of property and equipment	113	0	0
Accrued severance pay, net	139	(98)	108
Total adjustments	57,314	23,345	21,709
Net cash generated from operating activities	38,349	27,997	28,223
Cash flows from investing activities:
Purchase of property and equipment	(1,365)	(1,462)	(928)
Capitalized development costs	(26,536)	(17,010)	(13,128)
Restricted deposits - Joint Venture	(178)	(75)	(1,773)
Net change in deposits	(163)	13	112
Investment in Associate	(28)	0	0
Net cash used in Aspire business combination	(197,674)	0	0
Net cash used in investing activities	(225,944)	(18,534)	(15,717)
Cash flows from financing activities:
Loans from Caesars	0	0	2,500
Repayments of loans from Caesars	(11,000)	(1,500)	(2,500)
Repayments of capital notes to Aspire	(21,837)	0	0
Loans from a financial institution, net	204,200	0	0
Interest paid	(8,521)	(835)	(684)
Repayments for lease liabilities (principal and interest)	(1,075)	(1,686)	(1,455)
Exercise of employee options	390	873	4
Issuance of shares, net of issuance costs, other initial public offering expenses	0	0	43,380
Net cash generated from (used in) financing activities	162,157	(3,148)	41,245
Currency exchange differences on cash and cash equivalents	535	0	0
Net (decrease) increase in cash and cash equivalents	(25,438)	6,315	53,751
Cash and cash equivalents at the beginning of the year	66,082	59,767	6,016
Cash and cash equivalents at the end of the year	$ 41,179	$ 66,082	$ 59,767